Stock-Based Compensation - TDS excluding UScellular, Valuation model (Details) - TDS Parent Company - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TDS Long-Term Incentive Plans | Stock Options
Black Scholes valuation model assumptions
Expected life	6 years 2 months 12 days	6 years 2 months 12 days	6 years 3 months 18 days
Expected annual volatility rate	35.00%	29.00%	28.60%
Dividend yield	3.60%	2.10%	2.50%
Risk-free interest rate	0.50%	2.40%	2.90%
Common Shares | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period	3 years
Common Shares | TDS Long-Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved	17,025,000
Common Shares | TDS Long-Term Incentive Plans | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Common Shares | Non-Employee Directors' Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved	182,000
Common Shares | Maximum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Terminated Employees | Common Shares | TDS Long-Term Incentive Plans | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	30 days
Retired Employees | Common Shares | Minimum | TDS Long-Term Incentive Plans | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	90 days
Retired Employees | Common Shares | Maximum | TDS Long-Term Incentive Plans | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	1 year